Supplement dated January 15, 2021
to the Prospectus (as supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust
Columbia California Intermediate Municipal Bond Fund	9/1/2020
Columbia Capital Allocation Moderate Aggressive Portfolio	6/1/2020
Columbia Capital Allocation Moderate Conservative Portfolio	6/1/2020
Columbia Convertible Securities Fund	7/1/2020
Columbia Georgia Intermediate Municipal Bond Fund	9/1/2020
Columbia Large Cap Enhanced Core Fund	7/1/2020
Columbia Large Cap Growth Opportunity Fund	7/1/2020
Columbia Large Cap Index Fund	7/1/2020
Columbia Maryland Intermediate Municipal Bond Fund	9/1/2020
Columbia Mid Cap Index Fund	7/1/2020
Columbia North Carolina Intermediate Municipal Bond Fund	9/1/2020
Columbia Overseas Value Fund	7/1/2020
Columbia Select Large Cap Equity Fund	7/1/2020
Columbia Select Mid Cap Value Fund	7/1/2020
Columbia Short Term Bond Fund	8/1/2020
Columbia Short Term Municipal Bond Fund	9/1/2020
Columbia Small Cap Index Fund	7/1/2020
Columbia Small Cap Value Fund II	7/1/2020
Columbia South Carolina Intermediate Municipal Bond Fund	9/1/2020
Columbia Virginia Intermediate Municipal Bond Fund	9/1/2020
Columbia Funds Series Trust I
Columbia Adaptive Retirement 2020 Fund	8/1/2020
Columbia Adaptive Retirement 2025 Fund	8/1/2020
Columbia Adaptive Retirement 2030 Fund	8/1/2020
Columbia Adaptive Retirement 2035 Fund	8/1/2020
Columbia Adaptive Retirement 2040 Fund	8/1/2020
Columbia Adaptive Retirement 2045 Fund	8/1/2020
Columbia Adaptive Retirement 2050 Fund	8/1/2020
Columbia Adaptive Retirement 2055 Fund	8/1/2020
Columbia Adaptive Retirement 2060 Fund	8/1/2020
Columbia Adaptive Risk Allocation Fund	10/1/2020
Columbia Balanced Fund	1/1/2021
Columbia Bond Fund	9/1/2020
Columbia Connecticut Intermediate Municipal Bond Fund	3/1/2020
Columbia Contrarian Core Fund	1/1/2021
Columbia Corporate Income Fund	9/1/2020
Columbia Dividend Income Fund	10/1/2020
Columbia Emerging Markets Fund	1/1/2021
Columbia Global Technology Growth Fund	1/1/2021
Columbia Greater China Fund	1/1/2021
Columbia High Yield Municipal Fund	10/1/2020
Columbia Intermediate Municipal Bond Fund	3/1/2020
Columbia International Dividend Income Fund	1/1/2021
Columbia Large Cap Growth Fund (Classes A, Adv, C, Inst, Inst2, Inst3, R & V)	12/1/2020
Columbia Large Cap Growth Fund (Large Cap Growth Fund (Class E))	12/1/2020
Columbia Massachusetts Intermediate Municipal Bond Fund	3/1/2020
SUP000_00_112_(01/21)

Fund	Prospectus Dated
Columbia Mid Cap Growth Fund	1/1/2021
Columbia Multi Strategy Alternatives Fund	10/1/2020
Columbia Multi-Asset Income Fund	9/1/2020
Columbia New York Intermediate Municipal Bond Fund	3/1/2020
Columbia Oregon Intermediate Municipal Bond Fund	12/1/2020
Columbia Pacific/Asia Fund	8/1/2020
Columbia Real Estate Equity Fund	5/1/2020
Columbia Select Large Cap Growth Fund	8/1/2020
Columbia Small Cap Growth Fund I	1/1/2021
Columbia Small Cap Value Fund I	9/1/2020
Columbia Strategic California Municipal Income Fund	3/1/2020
Columbia Strategic Income Fund	1/1/2021
Columbia Strategic New York Municipal Income Fund	3/1/2020
Columbia Tax-Exempt Fund	12/1/2020
Columbia Total Return Bond Fund	9/1/2020
Columbia U.S. Social Bond Fund	12/1/2020
Columbia U.S. Treasury Index Fund	9/1/2020
Columbia Ultra Short Term Bond Fund	12/1/2020
Columbia Funds Series Trust II
Columbia Capital Allocation Aggressive Portfolio	6/1/2020
Columbia Capital Allocation Conservative Portfolio	6/1/2020
Columbia Capital Allocation Moderate Portfolio	6/1/2020
Columbia Commodity Strategy Fund	10/1/2020
Columbia Disciplined Core Fund	12/1/2020
Columbia Disciplined Growth Fund	12/1/2020
Columbia Disciplined Value Fund	12/1/2020
Columbia Dividend Opportunity Fund	10/1/2020
Columbia Emerging Markets Bond Fund	1/1/2021
Columbia Flexible Capital Income Fund	10/1/2020
Columbia Floating Rate Fund	12/1/2020
Columbia Global Equity Value Fund	7/1/2020
Columbia Global Opportunities Fund	12/1/2020
Columbia Government Money Market Fund	12/1/2020
Columbia High Yield Bond Fund	10/1/2020
Columbia Income Builder Fund	6/1/2020
Columbia Income Opportunities Fund	12/1/2020
Columbia Large Cap Value Fund	10/1/2020
Columbia Limited Duration Credit Fund	12/1/2020
Columbia Minnesota Tax-Exempt Fund	12/1/2020
Columbia Mortgage Opportunities Fund	10/1/2020
Columbia Overseas Core Fund	7/1/2020
Columbia Quality Income Fund	10/1/2020
Columbia Select Global Equity Fund	3/1/2020
Columbia Select Large Cap Value Fund	10/1/2020
Columbia Select Small Cap Value Fund	10/1/2020
Columbia Seligman Communications & Information Fund	10/1/2020
Columbia Seligman Global Technology Fund	3/1/2020
Columbia Strategic Municipal Income Fund	12/1/2020

SUP000_00_112_(01/21)

(1) For each Fund except Large Cap Growth Fund (Class E) The information under the heading "Class C - Conversion Feature" in the table under the heading "Share Class Features" in the "Choosing a Share Class – Summary of Share Class Features" section is hereby superseded and replaced with the following:

Share Class	Eligible Investors(a); Minimum Initial Investments(b); Conversion Features(c)	Front-End Sales Charges(d)	Contingent Deferred Sales Charges (CDSCs)(d)	Sales Charge Reductions/Waivers	Maximum Distribution and/or Service Fees(e)
Class C	Eligibility: Available to the general public for investment
Minimum Initial Investment: $2,000 ($1,000 for IRAs; $100 for systematic investment plan accounts)
Purchase Order Limit for Tax-Exempt Funds: $499,999(h), none for omnibus retirement plans
Purchase Order Limit for Taxable Funds: $999,999(h); none for omnibus retirement plans
Conversion Feature: Yes. Effective April 1, 2021, Class C shares generally automatically convert to Class A shares of the same Fund in the month of or the month following the 8-year anniversary of the Class C shares purchase date. Prior to April 1, 2021, Class C shares generally automatically convert to Class A shares of the same Fund in the month of or the month following the 10-year anniversary of the Class C shares purchase date.(c)	None	1.00% on certain investments redeemed within one year of purchase(i)	Waivers : Yes, on Fund distribution reinvestments. For additional waivers, see Choosing a Share Class – CDSC Waivers – Class A, Class C and Class V
				Financial intermediary-specific CDSC waivers are also available, see Appendix A	Distribution Fee: 0.75% Service Fee: 0.25%
(c)	For more information on the conversion of Class C shares to Class A shares, see Choosing a Share Class – Sales Charges and Commissions – Class C Shares – Conversion to Class A Shares.
The rest of the section remains the same.
(2) For each Fund except Large Cap Growth Fund (Class E)  The second paragraph under the heading "Sales Charges and Commissions" in the "Choosing a Share Class" section is hereby superseded and replaced with the following:
As described in more detail below, Class A and Class V shares have a front-end sales charge, which is deducted from your purchase price when you buy your shares, and results in a smaller dollar amount being invested in the Fund than the purchase price you pay (unless you qualify for a waiver or reduction of the sales charge). The Fund’s other share classes do not have a front-end sales charge, so the full amount of your purchase price is invested in those classes. Class A and Class V shares have lower ongoing distribution and/or service fees than Class C and Class R shares of the Fund. Over time, Class C and Class R shares can incur distribution and/or service fees that are equal to or more than the front-end sales charge and the distribution and/or service fees you would pay for Class A and Class V shares. Although the full amount of your purchase price of Class C and Class R shares is invested in a Fund, your return on this money will be reduced by the expected higher annual expenses of Class C and Class R shares. In this regard, note that effective April 1, 2021, Class C shares will generally automatically convert to Class A shares of the same Fund in the month of or the month following the 8-year anniversary of the Class C shares purchase date (prior to April 1, 2021, the 10-year anniversary of such date). The Fund may convert Class C shares held through a financial intermediary to Class A shares sooner in connection with the withdrawal of Class C shares of the Fund from the financial intermediary’s platform or accounts. No sales charge or other charges will apply in connection with such conversions, and the conversions are free from U.S. federal income tax. Once your Class C shares convert to Class A shares, your total returns from an investment in the Fund may increase as a result of the lower operating costs of Class A shares. Class Adv, Class Inst, Class Inst2 and Class Inst3 shares of the Fund do not have distribution and/or service fees.
The rest of the section remains the same.
(3) For Large Cap Growth Fund (Class E)  The second paragraph under the heading "Sales Charges and Commissions" in the "About Class E Shares" section is hereby superseded and replaced with the following:
As described in more detail below, Class E shares have a front-end sales charge, which is deducted from your purchase price when you buy your shares, and results in a smaller dollar amount being invested in the Fund than the purchase price you pay. The Fund’s Class A and Class V shares (which are offered under a separate prospectus) also have a front-end sales charge that will be deducted from your purchase price when you buy shares (unless you qualify

SUP000_00_112_(01/21)

for a waiver or reduction of the sales charge). The Fund’s other share classes (which are offered under a separate prospectus) do not have a front-end sales charge, so the full amount of your purchase price is invested in those classes. Class A, Class E, and Class V shares currently have lower ongoing distribution and/or service fees than Class C and Class R shares of the Fund. Over time, Class C and Class R shares can incur distribution and service fees that are equal to or more than the front-end sales charge and the distribution and service fees you would pay for Class A, Class E, and Class V shares. Thus, although the full amount of your purchase price of Class C and Class R shares is invested in a Fund, your return on this money will be reduced by the expected higher annual expenses of Class C and Class R shares. In this regard, note that effective April 1, 2021, Class C shares will generally automatically convert to Class A shares of the same Fund in the month of or the month following the 8-year anniversary of the Class C shares purchase date (prior to April 1, 2021, the 10-year anniversary of such date). Class Adv, Class Inst, Class Inst2 and Class Inst3 shares of the Fund (which are offered under a separate prospectus) do not have distribution and/or service fees.
The rest of the section remains the same.
(4) For each Fund except Large Cap Growth Fund (Class E) The first paragraph under the heading "Class C Shares - Conversion to Class A Shares" in the "Choosing a Share Class - Sales Charges and Commissions" section is hereby superseded and replaced with the following:
Class C Shares — Conversion to Class A Shares
Effective April 1, 2021, Class C shares of a Fund generally automatically convert to Class A shares of the same Fund in the month of or the month following the 8-year anniversary of the Class C shares purchase date. Prior to April 1, 2021, Class C shares of a Fund generally automatically converted to Class A shares of the same Fund in the month of or the month following the 10-year anniversary of the Class C shares purchase date. Class C shares held through a financial intermediary in an omnibus account will be converted (pursuant to the financial intermediary’s Class C conversion policy, including those disclosed in Appendix A, which may differ from the Fund’s policy described here) provided that the intermediary is able to track individual shareholders’ holding periods. It is the financial intermediary's (and not the Fund's) responsibility to keep records and to ensure that the shareholder holding period is calculated properly. Not all financial intermediaries are able to track individual shareholders' holding periods. For example, group retirement plans held through third-party intermediaries that hold Class C shares in an omnibus account may not track participant level share lot aging. Please consult with your financial intermediary about your eligibility for Class C share conversion. The Fund may convert Class C shares held through a financial intermediary to Class A shares sooner in connection with the withdrawal of Class C shares of the Fund from the financial intermediary's platform or accounts. Once your Class C shares convert to Class A shares, your total returns from an investment in the Fund may increase as a result of the lower operating costs of Class A shares.
The rest of the section remains the same.
(5) For each Fund except Large Cap Growth Fund (Class E) The fifth bullet under the heading "Class C - Conversion to Class A shares" in the "Choosing a Share Class - Sales Charges and Commissions" section is hereby superseded and replaced with the following (and a new sixth bullet is hereby added):

■	Effective on or about February 15, 2021, in addition to the above automatic conversion of Class C to Class A shares policy, the Transfer Agent will seek to convert Class C shares as soon as administratively feasible, regardless of how long such shares have been owned, to Class A shares of the same Fund for Direct-at-Fund Accounts (as defined below) that do not or no longer have a financial intermediary assigned to them. Direct-at-Fund Accounts that do not have a financial intermediary assigned to them are not permitted to purchase Class C shares; Class C share purchase orders received by Direct-at-Fund Accounts that do not have a financial intermediary assigned to the account will automatically be invested in Class A shares of the same Fund.
■	No sales charge or other charges apply in connection with these automatic conversions, and the conversions are free from U.S. federal income tax.
The rest of the section remains the same.
(6) For each Fund except Large Cap Growth Fund (Class E) The second paragraph under the heading "Class A and Class V Shares Front-End Sales Charge Waivers" in the "Choosing a Share Class - Reductions/Waivers of Sales Charges" section is hereby superseded and replaced with the following:
In addition, certain types of purchases of Class A and Class V shares may be made at NAV. The Distributor may waive front-end sales charges on (i) purchases (including exchanges) of Class A shares in accounts of financial intermediaries that have entered into agreements with the Distributor to offer Fund shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to customers; (ii) exchanges of Class Inst shares of a Fund for Class A shares of the Fund; (iii) purchases of Class A shares on brokerage mutual fund-only platforms of financial intermediaries that have an agreement with the Distributor that specifically authorizes the offering of Class A shares within such platform; (iv) purchases through certain wrap fee or other products or programs that involve fee-based compensation arrangements that have, or clear trades through a financial intermediary that has, a selling agreement with the Distributor; (v) purchases through state sponsored 529 Plans; (vi) purchases through banks, trust companies, and thrift institutions acting as fiduciaries; (vii) purchases through certain employee benefit plans and

SUP000_00_112_(01/21)

certain qualified deferred compensation plans; and (viii) purchases of Class A shares and Class V shares in Direct-at-Fund Accounts (as defined below) that don’t have a financial intermediary assigned to them. For a more complete description of these eligible transactions, see Appendix S to the SAI.
The rest of the section remains the same.
(7) For Large Cap Growth Fund (Class E) The paragraph under the heading "Front-End Sales Charge Waivers" under the "About Class E Shares - Reductions/Waivers of Sales Charges" section is hereby superseded and replaced with the following:
There are no front-end sales charges on reinvested Fund distributions. The Distributor may waive front-end sales charges on purchases of Class E shares of the Funds by certain categories of investors, including Direct-at-Fund Accounts (as defined below) that don’t have a financial intermediary assigned to them, Board members, certain employees of financial intermediaries, Fund portfolio managers, certain partners and employees of outside legal counsel to the Funds or the Board, separate accounts of an insurance company exempt from registration as an investment company under Section 3(c)(11) of the 1940 Act, registered broker-dealer firms that have an agreement with the Distributor that are purchasing Fund shares for their investment account only (see Appendix S to the SAI for details). For a more complete description of categories of investors who may purchase Class E shares of the Fund at NAV, and certain additional types of purchases of Class E shares which may also be made at NAV, without payment of any front-end sales charge that would otherwise apply, see Appendix S to the SAI.
The rest of the section remains the same.
(8) For each Fund except Large Cap Growth Fund (Class E) The first paragraph under the heading "CDSC Waivers - Class A, Class C and Class V" under the "Choosing a Share Class - Reductions/Waivers of Sales Charges" section is hereby superseded and replaced with the following:
You may be able to avoid an otherwise applicable CDSC when you sell Class A, Class C or Class V shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Funds or for other reasons. For example, the CDSC will be waived on redemptions of shares: in the event of the shareholder's death; for which no sales commission or transaction fee was paid to an authorized financial intermediary at the time of purchase; purchased through reinvestment of dividends and capital gain distributions; that result from required minimum distributions taken from retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations; that result from returns of excess contributions made to retirement plans or individual retirement accounts (subject to certain conditions); initially purchased by an employee benefit plan (for Class A shares) and that are not connected with a plan level termination (for Class C or Class V shares); in connection with the Fund's Small Account Policy (which is described in Buying, Selling and Exchanging Shares — Transaction Rules and Policies); held within Direct-at-Fund Accounts that do not have a financial intermediary assigned to them; and by certain other investors and in certain other types of transactions or situations. Restrictions may apply to certain accounts and certain transactions. The Distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases. For a more complete description of the available waivers of the CDSC on redemptions of Class A, Class C or Class V shares, see Appendix S to the SAI.
The rest of the section remains the same.
(9) For Large Cap Growth Fund (Class E) The paragraph under the heading "CDSC Waivers" under the "About Class E Shares - Reductions/Waivers of Sales Charges" section is hereby superseded and replaced with the following:
You may be able to avoid an otherwise applicable CDSC when you sell Class E shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Funds or for other reasons. For example, the CDSC will be waived on redemptions of shares: in the event of the shareholder's death; for which no sales commission or transaction fee was paid to an authorized financial intermediary at the time of purchase; purchased through reinvestment of dividends and capital gain distributions; held within Direct-at-Fund Accounts that do not have a financial intermediary assigned to them; and by certain other investors and in certain other types of transactions. Restrictions may apply to certain accounts and certain transactions. The Distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases. For a more complete description of the available waivers of the CDSC on redemptions of Class E shares, see Appendix S to the SAI.
The rest of the section remains the same.
(10) For each Fund except Large Cap Growth Fund (Class E) The paragraph under "Order Processing" in the "Buying, Selling and Exchanging Shares - Transaction Rules and Policies" section is hereby superseded and replaced with the following:
Orders to buy, sell or exchange Fund shares are processed on business days. Depending upon the class of shares, orders can be made by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your financial intermediary before the end of a business day are priced at the NAV per share (plus any applicable sales charge) of the Fund's applicable share class on that day. Orders received after the end of a business day will receive the next business day's NAV per share (plus any applicable sales charge). For Direct-at-Fund Accounts (as defined below), when a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill

SUP000_00_112_(01/21)

the order is the next price calculated by the Fund after the Transfer Agent receives the transaction request in “good form” at its transaction processing center (i.e., the Fund’s express mail address), not the P.O. Box provided for regular mail delivery. The market value of the Fund's investments may change between the time you submit your order and the time the Fund next calculates its NAV per share. The business day that applies to your order is also called the trade date.
The rest of the section remains the same.
(11) For Large Cap Growth Fund (Class E)The paragraph under the heading "Order Processing" under the "Buying, Selling and Exchanging Shares - Transaction Rules and Policies" section is hereby superseded and replaced with the following:
Orders to buy or sell Fund shares are processed on business days. Orders for Class E shares can be made by mail. Orders received in “good form” by the Transfer Agent or your financial intermediary before the end of a business day are priced at the NAV per share (plus any applicable sales charge) on that day. Orders received after the end of a business day will receive the next business day's NAV per share (plus any applicable sales charge). For Direct-at-Fund Accounts (as defined below), when a written order to buy or sell shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the transaction request in “good form” at its transaction processing center (i.e., the Fund’s express mail address), not the P.O. Box provided for regular mail delivery. The market value of the Fund's investments may change between the time you submit your order and the time the Fund next calculates its NAV per share. The business day that applies to your order is also called the trade date.
The rest of the section remains the same.
(12) For each Fund except Large Cap Growth Fund (Class E) The heading and the first paragraph under "Direct-At-Fund Accounts (Accounts Established Directly With the Fund)" under the heading "Buying, Selling and Exchanging Shares - Opening an Account and Placing Orders" section is hereby superseded and replaced with the following:
Direct-At-Fund Accounts (Accounts Held Directly with the Fund)
Fund shares can be held in a variety of ways. You can hold Fund shares through an account established and held through the financial intermediary through which you purchased Fund shares. Or you or your financial intermediary can establish an account directly with the Fund, in which case you will receive Fund account transaction confirmations and statements from the Transfer Agent, and not your financial intermediary (Direct-at-Fund Accounts). Direct-at-Fund Accounts include accounts held at the Transfer Agent that do not or no longer have a financial intermediary assigned to them.
The rest of the section remains the same.
(13) For Large Cap Growth Fund (Class E) The heading and the first paragraph under "Direct-At-Fund Accounts (Accounts Established Directly With the Fund)" under the heading "Buying, Selling and Exchanging Shares - Opening an Account and Placing Orders" section is hereby superseded and replaced with the following:
Direct-At-Fund Accounts (Accounts Held Directly with the Fund)
New accounts for Class E shares are no longer accepted by the Fund. Fund shares can be held in a variety of ways. You can hold Fund shares through an account established and held through the financial intermediary through which you purchased Fund shares. Or you or your financial intermediary can establish an account directly with the Fund, in which case you will receive Fund account transaction confirmations and statements from the Transfer Agent, and not your financial intermediary (Direct-at-Fund Accounts). Direct-at-Fund Accounts include accounts held at the Transfer Agent that do not or no longer have a financial intermediary assigned to them.
The rest of the section remains the same.
(14) For each Fund except Large Cap Growth Fund (Class E) The information under "Class C Shares" in the "Buying, Selling and Exchanging Shares - Buying Shares - Eligible Investors" section is hereby superseded and replaced with the following:
Class C shares are available to the general public for investment, except that, effective on or about February 15, 2021, Direct-at-Fund Accounts that do not have a financial intermediary assigned to them are not permitted to purchase Class C shares; Class C share purchase orders received on or after such date from Direct-at-Fund Accounts that do not have a financial intermediary assigned to the account will automatically be invested in Class A shares of the same Fund.
The rest of the section remains the same.
(15) For each Fund except Large Cap Growth Fund (Class E) The following bullet point is hereby added under "Other Redemption Rules You Should Know" in the "Buying, Selling and Exchanging Shares - Selling Shares" section:
■	The Distributor, in its sole discretion, reserves the right to liquidate Fund shares (of any class of the Fund) held in an omnibus account of a financial intermediary that clears Fund share transactions through a clearing intermediary or platform that charges certain maintenance fees to the Fund if the value of the omnibus account, at the Fund

SUP000_00_112_(01/21)

share class (i.e., CUSIP) level, falls below $100,000 (a CUSIP Liquidation Event). The Distributor will provide at least 90-days’ notice of a CUSIP Liquidation Event to financial intermediaries with impacted omnibus accounts. Shareholders invested in the Fund through such omnibus accounts can request through their financial intermediary a tax-free exchange to Class A shares or shareholders can consider holding their Fund shares in a Direct-at-Fund Account, provided requirements to transfer the account are fulfilled. You should discuss your options with your financial intermediary.
The rest of each section remains the same.
(16) For each Fund except Large Cap Growth Fund (Class E) The second paragraph under "Same-Fund Exchange Privilege" in the "Buying, Selling and Exchanging Shares - Exchanging Shares" section is hereby superseded and replaced with the following:
Exchanges out of Class C shares to another share class of the same Fund are not permissible on Direct-at-Fund Accounts, except that, effective on or about February 15, 2021 the Transfer Agent seeks to convert Class C shares as soon as administratively feasible to Class A share of the same Fund for Direct-at-Fund Accounts that do not or no longer have a financial intermediary assigned to them. Direct-at-Fund Accounts that do not have a financial intermediary assigned to them are not permitted to purchase Class C shares. Effective on or about February 15, 2021, Class C share purchase orders received by Direct-at-Fund Accounts that do not have a financial intermediary assigned to the account will automatically be invested in Class A shares of the same Fund. Exchanges out of Class C shares to another share class of the same Fund within commissionable brokerage accounts are permitted only (1) by the shareholders moving from a commissionable brokerage account to a fee-based advisory program or (2) when the exchange is part of a share class conversion (or a similar multiple shareholder transaction event) instituted by a financial intermediary and such conversion or similar type event is preapproved by the Distributor.
The rest of the section remains the same.
(17) For each Fund except Large Cap Growth Fund (Class E). The information in the section "Appendix A: Financial Intermediary-Specific Reductions/Waivers of Sales Charges" with respect to Ameriprise Financial Services, LLC and Edward D. Jones & Co., L.P. is hereby superseded and replaced with the following:
Ameriprise Financial Services, LLC (Ameriprise Financial Services)
The following information has been provided by Ameriprise Financial Services:
Class A Shares Front-End Sales Charge Waivers Available at Ameriprise Financial Services:
The following information applies to Class A shares purchases if you have an account with or otherwise purchase Fund shares through Ameriprise Financial Services:
Shareholders purchasing Fund shares through an Ameriprise Financial Services brokerage account are eligible for the following front-end sales charge waivers, which may differ from those disclosed elsewhere in this prospectus or the Fund’s SAI:
■	Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
■	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the Columbia Fund family).
■	Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply.
■	Employees and registered representatives of Ameriprise Financial Services or its affiliates and their immediate family members.
■	Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
■	Shares purchased from the proceeds of redemptions from another fund in the Columbia Fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).

SUP000_00_112_(01/21)

Edward D. Jones & Co., L.P. (Edward Jones)
Policies Regarding Transactions Through Edward Jones
The following information has been provided by Edward Jones:
Effective on or after January 15, 2021, the following information supersedes prior information with respect to transactions and positions held in Columbia Fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as "shareholders") purchasing Columbia Fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as "breakpoints") and waivers, which can differ from discounts and waivers described elsewhere in this prospectus or the Fund’s SAI or through another broker-dealer. In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of Columbia Funds and Future Scholars Program, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.
Breakpoints
■	Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in this prospectus.
Rights of Accumulation (ROA)
■	The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of Columbia Funds and Future Scholars Program held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations ("pricing groups"). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible Columbia Fund assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.
■	The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
■	ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).
Letter of Intent (LOI)
■	Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible Columbia Fund assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.
■	If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.
Sales Charge Waivers
Sales charges are waived for the following shareholders and in the following situations:
■	Associates of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones' policies and procedures.
■	Shares purchased in an Edward Jones fee-based program.
■	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
■	Shares purchased from the proceeds of redeemed shares of Columbia Funds so long as the following conditions are met: 1) the proceeds are from the sale of shares within 60 days of the purchase, and 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account.

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■	Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in this prospectus.
■	Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.
Contingent Deferred Sales Charge (CDSC) Waivers
If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:
■	The death or disability of the shareholder.
■	Systematic withdrawals with up to 10% per year of the account value.
■	Return of excess contributions from an Individual Retirement Account (IRA).
■	Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.
■	Shares sold to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.
■	Shares exchanged in an Edward Jones fee-based program.
■	Shares acquired through NAV reinstatement.
■	Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.
Other Important Information Regarding Transactions Through Edward Jones
Minimum Purchase Amounts
■	Initial purchase minimum: $250
■	Subsequent purchase minimum: none
Minimum Balances
■	Edward Jones has the right to redeem at its discretion Fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:
■	A fee-based account held on an Edward Jones platform.
■	A 529 account held on an Edward Jones platform.
■	An account with an active systematic investment plan or LOI.
Exchanging Share Classes
■	At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder's holdings in the Fund to Class A shares.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.

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